Significant Accounting Policies - Summary of Classification and Measurement of Financial Assets (Details)	12 Months Ended
Dec. 31, 2021
To collect contractual cash flows | Solely payments of principal and interest
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	Amortized cost
Both collecting contractual cash flows and selling financial assets | Solely payments of principal and interest
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	FVOCI
Both collecting contractual cash flows and selling financial assets | Other than SPPI
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	FVTPL
To sell financial assets | Solely payments of principal and interest
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	FVTPL